Securities Act File No. 333-121690

Investment Company Act File No. 811-21691

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  /

Pre-Effective Amendment No.

/  /

Post-Effective Amendment No.

   4

/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

/  /

OF 1940

Amendment No.

   6

/ X /

(Check appropriate box or boxes.)

Adirondack Funds

(Exact Name of Registrant as Specified in Charter)

26 Vly Road, Albany, NY  12205

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:   (518) 439-7507

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

It is proposed that this filing will become effective:

/ X / immediately upon filing pursuant to paragraph (b)

/     / on (date) pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/   / on (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART  A  and PART B - incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on July 31, 2007, accession number 0001162044-07-000397.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)

Articles of Incorporation.  Registrant’s Agreement and Declaration of Trust is incorporated by reference to Exhibit 23(a) to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on December 28, 2004.

(b)

By-laws.  Registrant’s By-laws are incorporated by reference to Exhibit 23(b) to Registrant’s Registration Statement on Form N-1A filed with the SEC December 28, 2004.

(c)

Instruments Defining Rights of Security Holders.  None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)

Investment Advisory Contracts.

(i)

Registrant’s Management Agreement dated as of April 17, 2005 between Registrant and Adirondack Research & Management, Inc. is incorporated by reference to Exhibit 23(d)(i) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 15, 2006.

(ii)

Registrant’s Letter Agreement between Registrant and Adirondack Research & Management, Inc. is incorporated  by reference to Exhibit 23 (d)(ii) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on July 31, 2007.

(e)

Underwriting Contracts.  None.

(f)

Bonus or Profit Sharing Contracts.  None.

(g)

Custodian Agreements.  Registrant’s Custodian Agreement dated as of March 29, 2005 between Registrant and The Huntington National Bank is incorporated by reference to Exhibit 23(g) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 1, 2005.

(h)

Other Material Contracts.

(i)

Transfer Agent Agreement dated as of March 18, 2005 between Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit 23(h)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 1, 2005.

(ii)

Accounting Services Agreement dated as of March 18, 2005 between Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit 23(h)(ii) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 1, 2005.

(i)

Legal Opinion.

(i)

Opinion of Thompson Hine LLP is incorporated by reference to Exhibit 23(i) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 6, 2005.

(ii)

Consent of Thompson Hine LLP is  incorporated by reference to Exhibit 23 (i) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on July 31, 2007.

(j)

Other Opinions.  Consent of Sanville & Company is filed herewith.

(k)

Omitted Financial Statements.  None.

(l)

Initial Capital Agreements.  Letters of Initial Stockholder are incorporated by reference to Exhibit 23(l) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 1, 2005.

(m)

Rule 12b-1 Plan.  None.

(n)

Rule 18f-3 Plan.  None.

(o)

Reserved.

(p)

Code of Ethics. Adirondack Funds Code of Ethics is incorporated by reference to Exhibit 23(p) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 1, 2005.

(q)

Powers of Attorney for Registrant (and Certificate with respect thereto) and the Trustees and Officers of the Registrant are incorporated by reference to Exhibit 23(q) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 1, 2005.

Item 24.  Persons Controlled by or Under Common Control with the Fund

As of July 2 , 200 7 , discretionary clients of the Center for Financial Planning ("CFP") owned 66 % of the Fund.  Louis Morizio owns a controlling interest in CFP and the Fund's investment adviser.  As a result, the Fund and the Fund's investment adviser may be deemed to be under the common control of Louis Morizio.

Item 25.  Indemnification

(a)

Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

Adirondack Research & Management, Inc. has engaged in no other business during the past two fiscal years.  Information about the officers and directors of Adirondack Research and Management, Inc. is incorporated herein by reference to the Fund's Statement of Additional Information filed herewith, and the Adviser's Form ADV, registration number 801-63015.

Item 27.  Principal Underwriters

None.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 26 Vly Road, Albany, NY  12205, and by the Registrant’s transfer agent, Mutual Shareholder Services LLC, at 8869 Brecksville Road, Suite C, Brecksville, OH 44141.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all o the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of August , 200 7 ..

ADIRONDACK FUNDS

By:

             /S/ JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of August, 200 7 ..

Gregory A. Roeder,* President

Wade Coton,* Trustee

Kevin Gallagher,* Trustee

Louis Morizio,* Trustee

Joseph Plourde,* Trustee

Matthew P. Reiner,*Treasurer/Principal Financial Officer/Principal Accounting Officer

*By: /S/

JoAnn M. Strasser

Attorney-in-Fact

August 1, 200 7

EXHIBIT INDEX

4.

Consent of Sanville & Company

…………………………………………………. EX-99.23.j

EX-99.23.i